STOCK COMPENSATION PLANS (Details 1)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected average volatility		179.00%	0.00%
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate			0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 4 months 2 days	5 years 11 months 19 days
Expected average volatility	177.00%
Risk-free interest rate	1.17%	1.17%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 8 months 23 days	7 years 11 months 19 days
Expected average volatility	183.00%
Risk-free interest rate	2.25%	1.58%